Fair Value Measurements - Schedule of Fair Value of Measurement Inputs (Details)	Mar. 31, 2025	Mar. 13, 2025	Feb. 26, 2025	Dec. 31, 2024
Class C-1 unit price [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs				1.47
Class A common unit price [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			2.16
Expected volatility [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	62	66
Expected volatility [Member] | Minimum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			55	55
Expected volatility [Member] | Minimum [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	65	60
Expected volatility [Member] | Maximum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			59.1	59.1
Expected volatility [Member] | Maximum [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	80	65
Risk-free rate [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	3.94	4
Risk-free rate [Member] | Minimum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			4.2	4.2
Risk-free rate [Member] | Minimum [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	3.9	3.95
Risk-free rate [Member] | Maximum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			4.34	4.34
Risk-free rate [Member] | Maximum [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	4.17	4.19
Credit risk spread [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			29	29
Call term (in years) [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	5.94	6
Call term (in years) [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	4.42	4.42
Call term (in years) [Member] | Minimum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			0.2	0.2
Call term (in years) [Member] | Maximum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs			0.57	0.57
Share price [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	5.94	10.79
Share price [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	5.94	10.79
Exercise price [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	12	12
Dividend yield [Member] | Valuations of the Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement inputs	0	0